Lease (Details 1)	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Weighted average remaining lease term (years)
Operating leases	3 years 8 months 30 days	4 years 2 months 5 days
Finance leases	3 years 8 months 30 days	3 years 6 months
Weighted average discount rate
Operating leases	6.28%	6.34%
Finance leases	4.89%	4.89%